STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

January 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 114.7%
Commercial Mortgage Pass-Through Certificates - 10.5%
Alen Mortgage Trust, Ser. 2021-ACEN, Cl. A, (1 Month TSFR +1.26%)	6.60	4/15/2034	6,000,000	[a,b]	5,474,249
GS Mortgage Securities Corp. Trust, Ser. 2017-375H, CI. A	3.59	9/10/2037	1,500,000	[b]	1,374,553
GS Mortgage Securities Corp. Trust, Ser. 2019-70P, Cl. A, (1 Month TSFR +1.36%)	6.70	10/15/2036	2,500,000	[a,b]	2,427,070
KNDR Trust, Ser. 2021-KIND, Cl. A, (1 Month TSFR +1.06%)	6.40	8/15/2038	7,339,306	[a,b]	7,107,749
Morgan Stanley Capital I Trust, Ser. 2015-420, CI. A	3.73	10/12/2050	3,226,459	[b]	3,023,926
				19,407,547
U.S. Government Agencies Collateralized Mortgage Obligations - 27.8%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3785, CI. LS, (1 Month SOFR +9.67%)	6.37	1/15/2041	781,537	[a,c]	694,142
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, CI. Z	3.50	12/15/2044	985,488	[c]	898,379
Federal National Mortgage Association, REMIC, Ser. 2015-9, Cl. ZA	3.50	3/25/2045	6,919,739	[c]	6,264,745
Federal National Mortgage Association, REMIC, Ser. 2018-9, Cl. EZ	3.00	2/25/2048	1,436,338	[c]	1,171,258
Government National Mortgage Association, Ser. 2010-101, Cl. SH (Interest Only)	1.20	8/16/2040	2,457,530		254,695
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	3,926,688		3,887,377
Government National Mortgage Association, Ser. 2013-188, Cl. CG	4.00	12/20/2043	275,475		260,961
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,576		2,055,431
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	827,804		764,951
Government National Mortgage Association, Ser. 2015-185, Cl. PZ	3.00	12/20/2045	202,919		180,809
Government National Mortgage Association, Ser. 2017-176, Cl. BZ	3.50	11/20/2047	4,863,786		4,411,914
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	5,948,774		5,543,169

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 114.7% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 27.8% (continued)
Government National Mortgage Association, Ser. 2018-115, Cl. SJ (Interest Only)	0.75	8/20/2048	1,735,668	166,610
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	505,222	453,785
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	4,923,883	4,454,647
Government National Mortgage Association, Ser. 2018-138, Cl. SK (Interest Only)	0.75	10/20/2048	710,982	57,749
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	336,768	318,787
Government National Mortgage Association, Ser. 2018-160, Cl. PD	3.50	1/20/2048	4,789,611	4,402,511
Government National Mortgage Association, Ser. 2018-164, Cl. SW (Interest Only)	0.65	12/20/2048	4,910,208	444,745
Government National Mortgage Association, Ser. 2018-46, Cl. CZ	3.20	3/20/2048	1,782,660	1,556,490
Government National Mortgage Association, Ser. 2018-65, Cl. SL (Interest Only)	0.80	5/20/2048	1,250,034	128,255
Government National Mortgage Association, Ser. 2019-112, Cl. JZ	3.00	9/20/2049	741,683	665,985
Government National Mortgage Association, Ser. 2019-119, Cl. IT (Interest Only)	5.50	9/20/2049	2,348,634	467,122
Government National Mortgage Association, Ser. 2019-132, Cl. SB (Interest Only)	1.00	10/20/2049	1,242,241	83,557
Government National Mortgage Association, Ser. 2019-140, Cl. DI (Interest Only)	5.50	11/20/2049	998,721	206,806
Government National Mortgage Association, Ser. 2019-23, Cl. SB (Interest Only)	0.60	2/20/2049	1,191,011	121,308
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	431,148	407,663
Government National Mortgage Association, Ser. 2019-5, Cl. P	3.50	7/20/2048	228,433	213,804
Government National Mortgage Association, Ser. 2019-5, Cl. SM (Interest Only)	0.65	1/20/2049	1,968,824	199,748
Government National Mortgage Association, Ser. 2019-57, Cl. NS (Interest Only)	0.99	5/20/2049	3,098,697	49,455
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	710,420	639,787

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 114.7% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 27.8% (continued)
Government National Mortgage Association, Ser. 2019-6, Cl. JK	3.50	1/20/2049	897,402		804,253
Government National Mortgage Association, Ser. 2019-70, Cl. AS (Interest Only)	0.70	6/20/2049	718,132		54,810
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	2,262,541		2,086,069
Government National Mortgage Association, Ser. 2020-141, Cl. AI (Interest Only)	2.50	9/20/2050	2,508,150		340,769
Government National Mortgage Association, Ser. 2020-15, Cl. CB	2.50	2/20/2050	715,293		628,571
Government National Mortgage Association, Ser. 2020-162, Cl. DI (Interest Only)	2.50	10/20/2050	2,790,620		392,427
Government National Mortgage Association, Ser. 2020-164, Cl. KI (Interest Only)	2.50	11/20/2050	3,581,628		487,935
Government National Mortgage Association, Ser. 2020-4, CI. BS (Interest Only)	-29.44	1/20/2050	2,441,722		135,176
Government National Mortgage Association, Ser. 2020-63, Cl. AI (Interest Only)	4.00	5/20/2035	1,469,299		191,266
Government National Mortgage Association, Ser. 2022-9, Cl. P	2.00	9/20/2051	5,589,973		4,808,690
				51,356,611
U.S. Government Agencies Collateralized Municipal-Backed Securities - .3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	6.14	10/25/2047	452,406	[c]	451,121
U.S. Government Agencies Mortgage-Backed - 76.1%
Federal National Mortgage Association:
2.50%, 10/1/2051			1,576,321	[c]	1,300,666
3.00%, 12/1/2051-2/1/2052			21,157,446	[c]	18,691,418
5.00%, 6/1/2052			7,156,271	[c]	7,070,842
6.50%, 5/1/2053			1,721,959	[c]	1,742,950
7.00%			16,000,000	[c,d]	16,492,314
7.00%, 2/1/2053			1,552,846	[c]	1,584,295
Government National Mortgage Association I:
3.50%, 9/15/2041-10/15/2044			1,727,020		1,634,324
4.00%, 10/15/2039-6/15/2045			3,700,032		3,574,824
4.50%, 4/15/2039-10/15/2041			2,864,098		2,846,833

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 114.7% (continued)
U.S. Government Agencies Mortgage-Backed - 76.1% (continued)
Government National Mortgage Association II:
2.00%, 3/20/2052			3,733,597	3,108,799
2.50%, 12/20/2050-7/20/2052			39,967,828	33,629,545
3.00%, 8/20/2046-9/20/2052			5,003,266	4,494,744
3.50%, 9/20/2042-3/20/2050			18,855,474	17,740,981
4.00%, 10/20/2047-11/20/2052			5,457,809	5,267,305
4.01%, 7/20/2053, (1 Year U.S.Treasury Yield Curve Constant Rate +1.50%)			8,485,279	[a] 8,198,862
4.50%, 10/20/2049			840,939	829,360
6.00%			12,000,000	[d] 12,184,901
				140,392,963
Total Bonds and Notes (cost $236,302,251)			211,608,242
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,082,116)	5.40		1,082,116	[e] 1,082,116
Total Investments (cost $237,384,367)			115.3%	212,690,358
Liabilities, Less Cash and Receivables			(15.3%)	(28,211,933)
Net Assets			100.0%	184,478,425

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $19,407,547 or 10.52% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	19,407,547	-	19,407,547
Investment Companies	1,082,116	-	-	1,082,116
U.S. Government Agencies Collateralized Mortgage Obligations	-	51,356,611	-	51,356,611
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	451,121	-	451,121
U.S. Government Agencies Mortgage-Backed	-	140,392,963	-	140,392,963

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2024, accumulated net unrealized depreciation on investments was $24,694,009, consisting of $782,092 gross unrealized appreciation and $25,476,101 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.